STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

10.	STOCK BASED COMPENSATION

Stock Options

On February 10, 2016, the Company’s stockholders approved the FireFly Robotics, Inc. 2016 Stock Plan (“Plan”). The purpose of the Plan is to offer selected persons an opportunity to acquire a proprietary interest in the success of the Company, or to increase such interest, by purchasing shares of the Company’s common stock. The Plan provides both for the direct award or sale of shares and for the grant of common stock options (“Options”) to purchase common shares to employees, directors and consultants (“Participants”). The Plan provides for the issuance of up to a maximum number of shares of common stock equal to 7,235,215.

Stock option awards granted under the Plan have a three-year vesting and ten-year expiration after issuance. Options issued under these plans generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the board directors generally vest one year after issuance. The Company estimates the fair value of the Options using a Black-Scholes valuation model, and the resulting fair value is recorded as compensation expense on a straight-line basis over the option vesting period.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by Participants who receive Option awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company. For the nine months ended September 30, 2026, the Company did not grant any stock options. For the nine months ended September 30, 2025, the Company granted 375,087 in stock options at an exercise price of $5.77.

The Company estimates forfeitures at the grant date and recognizes stock-based compensation expense based on the number of awards expected to vest. The estimated forfeiture rate is based on historical forfeiture experience and other relevant factors and is reassessed periodically. The Company revises its estimate, as necessary, when actual forfeitures differ from estimated forfeitures, with the resulting adjustment recognized in compensation expense in the period of revision.

Due to a lack of sufficient historical exercise data, the Company has elected to use the simplified method to estimate the expected life of the Options. Under this method, the expected life is calculated as the average of the vesting period and the contractual term of the option.

The following table reflects the Option activity for the nine months ended September 30, 2026 and 2025 (in thousands, except shares and price per share):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2025	6,322,480	$3.40	4.09	$15,004
Granted	-	$-	-	-
Exercised	(85,000)	$0.77	-	-
Forfeited	(536,097)	$1.96	-	-
Options outstanding as of September 30, 2026	5,701,383	$3.63	3.65	$27,782
Options exercisable as of September 30, 2026	5,342,566	$3.48	3.34	$26,798
Options unvested as of September 30, 2026	358,817	$5.76	8.20	$984

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2024	5,976,076	$3.26	4.94	$15,003
Granted	375,087	$5.77	-	-
Exercised	(5,000)	$2.94	-	-
Forfeited	(23,683)	$3.19	-	-
Options outstanding as of September 30, 2025	6,322,480	$3.40	4.34	$15,004
Options exercisable as of September 30, 2025	5,356,720	$2.97	3.52	$14,979
Options unvested as of September 30, 2025	965,760	$5.74	8.89	$25

Compensation expense associated with Options was approximately $900 and $1,316 for the nine months ended September 30, 2026 and 2025, respectively. Additionally, as of September 30, 2026 there was approximately $772 of unrecognized stock compensation expense related to Options which is expected to be recognized over a weighted-average period of 0.6 years.

Restricted Stock Awards

In March 2026, the Company granted an aggregate of 334,437 shares of restricted common stock under the FireFly Automatix, Inc. 2016 Stock Plan. The awards were issued in exchange for the cancellation of previously outstanding stock options and had an aggregate grant-date fair value of $1,929 thousand based on a fair value of $5.77 per share.

The restricted stock awards are subject to a performance-based vesting condition. The awards become fully vested upon the earlier of (i) a Change in Control of the Company or (ii) the Company’s achievement of a Public Company Date, which includes the completion of an initial public offering, direct listing, de-SPAC transaction, or listing on a national securities exchange. Such event must occur on or before March 20, 2028. If neither event occurs by such date, all unvested shares are forfeited without consideration.

Prior to vesting, holders of the awards do not possess voting rights or dividend rights with respect to the unvested shares. Upon vesting, holders obtain all stockholder rights associated with the shares, subject to applicable transfer restrictions.

A summary of restricted stock activity for the nine months ended September 30, 2026 was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2025	-	$-
Granted	334,437	5.77
Vested	-	-
Forfeited	-	-
Nonvested as of September 30, 2026	334,437	$5.77

The Company accounts for these awards in accordance with ASC 718, Compensation—Stock Compensation. Compensation cost is recognized when achievement of the performance condition is considered probable and is recognized over the requisite service period through the expected vesting date.

For the nine months ended September 30, 2026, the Company recognized stock-based compensation expense of $563 related to these restricted stock awards. As of September 30, 2026, total unrecognized stock-based compensation expense related to nonvested restricted stock awards was $1,367, which is expected to be recognized over a weighted-average period of 1.4 years.

13.	STOCK BASED COMPENSATION

On February 10, 2016, the Company’s stockholders approved the FireFly Automatix, Inc 2016 Stock Plan (“Plan”). The purpose of the Plan is to offer selected persons an opportunity to acquire a proprietary interest in the success of the Company, or to increase such interest, by purchasing shares of the Company’s common stock. The Plan provides both for the direct award or sale of shares and for the grant of common stock options (“Options”) to purchase common shares to employees, directors and consultants (“Participants”). The Plan provides for the issuance of up to a maximum number of shares of common stock equal to 5,000,000. The Company’s Board of Directors administers the Plan. On January 25, 2023, the stockholders approved a Plan amendment increasing the maximum number of shares of common stock to 7,235,215.

Stock option awards granted under the Plan have a three-year vesting and ten year expiration after issuance. Options issued under these plans generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the board directors generally vest one year after issuance. The Company estimates the fair value of the Options using a Black-Scholes valuation model, and the resulting fair value is recorded as compensation expense on a straight-line basis over the option vesting period.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by Participants who receive Option awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company. The assumptions made for purposes of estimating fair value under the Black-Scholes model for the 375,087 and 703,102 Options granted during the years ended December 31, 2025 and 2024, respectively, were as follows:

	Year ended
	December 31, 2025	December 31, 2024
Expected term of option (years)	6.5	6.5
Risk free interest rate	4.01%	4.198% - 4.217%
Volatility	29.13% - 317.38%	49.25% - 85.61%

There was no expected dividend yield for the Options granted. As the Company’s stock is not actively traded, the Company derived the stock volatility based upon a weighted average volatility for six comparable companies whose stock is actively traded on an exchange, which represents the Company’s best estimate of expected volatility. The comparable companies operate in the specialty machinery and equipment, electric vehicles, and industrial and automation sectors.

Due to a lack of sufficient historical exercise data, the Company has elected to use the simplified method to estimate the expected life of the Options. Under this method, the expected life is calculated as the average of the vesting period and the contractual term of the option.

The Company estimates forfeitures at the grant date and recognizes stock-based compensation expense based on the number of awards expected to vest. The estimated forfeiture rate is based on historical forfeiture experience and other relevant factors and is reassessed periodically. The Company revises its estimate, as necessary, when actual forfeitures differ from estimated forfeitures, with the resulting adjustment recognized in compensation expense in the period of revision.

The following table reflects the Option activity for the years ended December 31, 2025 and 2024 (in thousands, except shares and price per share):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2024	5,976,076	$3.26	4.94	$15,003
Granted	375,087	$5.77	-	-
Exercised	(5,000)	$2.94	-	-
Forfeited	(23,683)	$3.19	-	-
Options outstanding as of December 31, 2025	6,322,480	$3.40	4.09	$15,004
Options exercisable as of December 31, 2025	5,323,300	$2.96	3.22	$14,980
Options unvested as of December 31, 2025	999,180	$5.75	8.74	$24

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2023	5,276,824	$2.93	5.33	$14,619
Granted	703,102	5.74	-	-
Exercised	-	$-	-	-
Forfeited	(3,850)	$5.71	-	-
Options outstanding as of December 31, 2024	5,976,076	$3.26	4.94	$15,003
Options exercisable as of December 31, 2024	4,441,586	$2.41	3.59	$14,932
Options unvested as of December 31, 2024	1,534,490	$5.72	8.83	$71

The weighted average grant-date fair value of the Options was granted during the years ended December 31, 2025 and 2024 was $5.77 and $5.74 per share, respectively. During 2025, 5,000 options were exercised at an intrinsic value of $15. There were no Options exercised in 2024.

Compensation expense associated with Options was approximately $1,700 and $1,346 for the years ended December 31, 2025 and 2024, respectively. Additionally, as of December 31, 2025 there was approximately $1,672 of unrecognized stock compensation expense related to Options which is expected to be recognized over a weighted-average period of 1.43 years.